Other Current Receivables - Summary of Other Current Receivables (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other current receivables [line items]
Other taxes	kr 6,379	kr 7,304
Total other current receivables	7,656	8,710
Others [member]
Disclosure of other current receivables [line items]
Prepaid expenses	2,290	1,857
Advance payments to suppliers	426	468
Derivative assets	317	1,510
Other taxes	3,022	3,535
Total other current receivables	kr 1,601	kr 1,340